Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Revenues and Expenses by Operating Segments

a) Revenues and expenses by operating segments:

For the year ended December 31, 2020	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$5	$2,599	$713	$3,317

Expenses
Cost of sales and other production expenses	—	1,905	128	2,033
Manufacturing and purchase cost of product candidates used for R&D activities	106	27,427	—	27,533
R&D - Other expenses	13,107	16,239	(53)	29,293
Administration, selling and marketing expenses	3,269	6,532	28,751	38,552
Segment loss	$(16,477)	$(49,504)	$(28,113)	$(94,094)
Gain on foreign exchange				(668)
Finance costs				8,982
Gain on extinguishments of liabilities				(79)
Change in fair value of financial instruments measured at fair value through profit or loss				(850)
Impairment losses				20,859
Net loss before income taxes from continuing operations				$(122,338)
Other information
Depreciation and amortization	$1,007	$6,735	$705	$8,447
Share-based payment expense	2,153	558	3,523	6,234

For the year ended December 31, 2019	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$34	$4,736	$134	$4,904

Cost of sales and other production expenses	—	2,633	130	2,763
Manufacturing and purchase cost of product candidates used for R&D activities	132	37,107	(195)	37,044
R&D - Other expenses	15,419	22,366	285	38,070
Administration, selling and marketing expenses	4,709	8,368	32,206	45,283
Segment loss	$(20,226)	$(65,738)	$(32,292)	$(118,256)
Gain on foreign exchange				(1,451)
Finance costs				14,056
Loss on extinguishments of liabilities				92,374
Change in fair value of financial instruments measured at fair value through profit or loss				(1,140)
Impairment losses				12,366
Net loss before income taxes from continuing operations				$(234,461)
Other information
Depreciation and amortization	$779	$7,400	$679	$8,858
Share-based payment expense	4,782	4,390	12,369	21,541

For the year ended December 31, 2018	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$—	$24,521	$112	$24,633

Cost of sales and other production expenses	—	25,297	410	25,707
Manufacturing and purchase cost of product candidates used for R&D activities	1,692	37,107	(132)	38,667
R&D - Other expenses	14,234	31,727	230	46,191
Administration, selling and marketing expenses	3,522	10,393	15,533	29,448
Segment loss	$(19,448)	$(80,003)	$(15,929)	$(115,380)
Loss on foreign exchange				4,696
Finance costs				22,041
Gain on extinguishments of liabilities				(33,626)
Share of losses of an associate				22
Impairment losses				149,952
Change in fair value of financial instruments measured at fair value through profit or loss				1,000
Net loss before income taxes from continuing operations				$(259,465)
Other information
Depreciation and amortization	$480	$3,644	$415	$4,539
Share-based payment expense	1,270	1,524	3,606	6,400

Summary of Revenues, Capital, Intangible and Right-of-use Assets by Geographic Area

Information by geographic area

b) Capital, intangible and right-of-use assets by geographic area

	2020	2019
Canada	$28,231	$48,309
United Kingdom	2,092	3,141
United States	12,517	17,121
	$42,840	$68,571

c) Revenues by location from continuing operations

	2020	2019	2018
United States	$2,073	$3,023	$22,854
Canada	672	1,881	1,519
United Kingdom	572	—	—
Norway	—	—	260
	$3,317	$4,904	$24,633